Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) fFOPerShare	Dec. 31, 2021 USD ($) fFOPerShare	Dec. 31, 2020 USD ($) fFOPerShare
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Annual Total Compensation in Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Total Compensation in Summary Compensation Table for all other Named Executive Officers(3)	Average Compensation Actually Paid to all other Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands)	Core FFO per Share ($)
					TSR ($)	Peer Group TSR(4) ($)
2022	$4,072,342	$(5,447,460)	$1,814,895	$(1,979,905)	$121	$101	$183,765	$2.81
2021	3,175,600	11,759,386	1,485,900	4,980,787	221	134	146,935	2.26
2020	2,779,857	4,565,285	1,344,220	2,138,474	112	95	79,478	1.71

Named Executive Officers, Footnote [Text Block]	(1) Tamara D. Fischer served as our principal executive officer during each year shown. Mr. Nordhagen served as our principal executive officer during 2018 and 2019.(2) Calculated for each year as set forth below. Fair value as referenced below is determined in accordance with ASC Topic 718 and for performance-based awards, reflects the maximum level of the LTIP grants and takes into account the probable outcome of the performance conditions as of the measurement date.
Peer Group Issuers, Footnote [Text Block]	(4) The peer group utilized for the Peer Group TSR is the Nareit All Equity REIT Index.
PEO Total Compensation Amount	$ 4,072,342	$ 3,175,600	$ 2,779,857
PEO Actually Paid Compensation Amount	(5,447,460)	11,759,386	4,565,285
Non-PEO NEO Average Total Compensation Amount	1,814,895	1,485,900	1,344,220
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,979,905)	4,980,787	2,138,474
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
	PEO	Other NEOs Average(3)	PEO	Other NEOs Average(3)	PEO	Other NEOs Average(3)
Annual Total Compensation for covered fiscal year in Summary Compensation Table	$4,072,342	$1,814,895	$3,175,600	$1,485,900	$2,779,857	$1,344,220
Deduct grant date fair value of equity awards granted during the covered year-end	(2,200,000)	(700,000)	(1,640,000)	(600,000)	(1,440,000)	(586,667)
Year-end fair value of awards granted in the covered year that were outstanding and unvested as of the covered year-end	1,094,902	357,627	6,166,134	2,256,032	2,937,089	1,216,199
Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the covered year-end	(8,639,332)	(3,551,143)	3,920,318	1,776,199	162,170	80,850
Vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—	—
Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	—	—	—	—	—	—
Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—	—
Dollar value of dividends/earnings paid on equity awards in the covered year	224,628	98,716	137,334	62,656	126,169	83,872
Excess fair value for equity award modifications	—	—	—	—	—	—
Compensation Actually Paid	$(5,447,460)	$(1,979,905)	$11,759,386	$4,980,787	$4,565,285	$2,138,474
	(3) For each of 2020, 2021 and 2022, the Named Executive Officers included in this calculation are as follows: Mr. Nordhagen, Mr. Cramer and Mr. Togashi (collectively, the "Other NEOs").
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 121	221	112
Peer Group Total Shareholder Return Amount	101	134	95
Net Income (Loss)	$ 183,765,000	$ 146,935,000	$ 79,478,000
Company Selected Measure Amount | fFOPerShare	2.81	2.26	1.71
PEO Name	Tamara D. Fischer
Additional 402(v) Disclosure [Text Block]
Set forth below is a list of the three most important financial performance measures used to link executive compensation actually paid to our Named Executive Officers during 2022 to Company performance.
•Core FFO per share
•Same Store NOI
•the Company's TSR as compared to the MSCI US REIT Index and as compared to the Public Company Self Storage REIT Peers
Set forth below are charts showing the following relationships for each of 2020, 2021 and 2022:
•The relationship between our principal executive officer and Other NEO compensation actually paid as compared to the Company's cumulative TSR and the Nareit All Equity REIT Index cumulative TSR, in each case as shown in the above table.
•The relationship between our principal executive officer and Other NEO compensation actually paid as compared to the Company's net income.
•The relationship between our principal executive officer and Other NEO compensation actually paid as compared to the Company's Core FFO per share.

PEO [Member] | NSA Equity Awards Reported Value Member [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	$ (2,200,000)	$ (1,640,000)	$ (1,440,000)
PEO [Member] | NSA Equity Awards Granted During The Year Unvested Member [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	1,094,902	6,166,134	2,937,089
PEO [Member] | NSA Equity Awards Granted in Prior Years Unvested Member [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	(8,639,332)	3,920,318	162,170
PEO [Member] | Equity Awards Granted During The Year Vested Member [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	0	0	0
PEO [Member] | NSA Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	0	0	0
PEO [Member] | NSA Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	0	0	0
PEO [Member] | NSA Dollar Value of Dividends Earning Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	224,628	137,334	126,169
PEO [Member] | NSA Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	0	0	0
Non-PEO NEO [Member] | NSA Equity Awards Reported Value Member [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	(700,000)	(600,000)	(586,667)
Non-PEO NEO [Member] | NSA Equity Awards Granted During The Year Unvested Member [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	357,627	2,256,032	1,216,199
Non-PEO NEO [Member] | NSA Equity Awards Granted in Prior Years Unvested Member [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	(3,551,143)	1,776,199	80,850
Non-PEO NEO [Member] | Equity Awards Granted During The Year Vested Member [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	0	0	0
Non-PEO NEO [Member] | NSA Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	0	0	0
Non-PEO NEO [Member] | NSA Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	0	0	0
Non-PEO NEO [Member] | NSA Dollar Value of Dividends Earning Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	98,716	62,656	83,872
Non-PEO NEO [Member] | NSA Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
nsa:AdjustmentToCompensationAmountEquityAwards	$ 0	$ 0	$ 0